Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	May 31, 2018
Entity Registrant Name	dei_EntityRegistrantName	OSI ETF Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001672826
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 05, 2018
Document Effective Date	dei_DocumentEffectiveDate	Jun. 05, 2018
Prospectus Date	rr_ProspectusDate	May 31, 2018
O'Shares Quality Artificial Intelligence ETF (Prospectus Summary) | O'Shares Quality Artificial Intelligence ETF | O'Shares Quality Artificial Intelligence ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OQAI